INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2024
Inventories [Abstract]
Schedule of inventories

	As at December 31
(In millions of dollars)	2024	2023

Wireless devices and accessories	538	361
Other finished goods and merchandise	103	95

Total inventories	641	456